Convertible Debt Arrangements (Details Narrative) (10-K)				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 19, 2019 USD ($) Integer	Apr. 10, 2019 USD ($)	Dec. 10, 2018 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jul. 17, 2017 USD ($)	Jun. 30, 2017 USD ($)
Convertible note amount				$ 19,000		$ 19,000		$ 111,351	$ 997,365
Accrued interest								84,475	72,638
Gain on extinguishment of debt							$ 16,279	60,398	1,107,922
Debt outstanding convertible note								$ 20	$ 20
Debt conversion of shares | shares						68,093		9,664	8,926
Derivative liability				343,193		$ 343,193		$ 133,669
Debt discount				640,488		640,488		75,649
Convertible notes payable, discount				253,712		253,712		2,351
Judgement Settlement Agreement [Member]
Debt payments per month			$ 15,000
Debt final payments			$ 195,000	195,000		195,000
Debt payment terms description			Under the terms of the Judgment Settlement Agreement, the Company was required to pay $15,000 per month from January 15, 2019 through and including February 15, 2020, with a final payment of $195,000 due and payable in March of 2020. The Company made all required payments with the exception of the final payment of $195,000 which was due and payable in March of 2020.
Default amount includes principal and interest								570,660
Forbearance Agreement [Member]
Forbearance debt obligation, amount									885,365
Securities Purchase Agreement with Power Up Lending Group [Member] | 8% Convertible Promissory Note [Member]
Debt principal amount	$ 78,000							78,000
Accrued interest								188
Repayments of debt	$ 4,200
Debt maturity date	Jun. 19, 2020
Proceeds from debt	$ 45,800
Default amount on convertible note	25,000
Payment to reimburse amount	$ 3,000
Debt conversion percentage	62.00%
Conversion trading days | Integer	20
Derivative liability	$ 103,161
Deferred financing cost	3,000
Debt discount	$ 75,000
River North Equity [Member]
Debt claim amount											$ 1,046,416
JMJ Financial [Member]
Convertible note amount								193,287	193,287		$ 1,212,940
Accrued interest				$ 11,911	$ 10,952	$ 11,911	$ 10,952	178,521	178,521
Gain on extinguishment of debt									1,051,594
Debt outstanding convertible note								$ 14,766	17,175
Debt conversion of shares | shares						10,260		9,664
River North from JMJ Financial [Member]
Debt principal amount										$ 693,060
Accrued interest										$ 358,534
M.H. Investment Trust II [Member]
Convertible note amount									3,000
M.H. Investment Trust II [Member] | Convertible Promissory Note [Member]
Debt principal amount		$ 3,333							3,333
Accrued interest		3,737							$ 3,118
Gain on extinguishment of debt		4,070
Repayments of debt		$ 3,000
Debt interest percentage									12.00%